PRINCIPAL SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Schedule of subsidiaries
Summarized statement of financial position

	Wassa		Bogoso/Prestea
	As of December 31,		As of December 31,
	2017	2016	2017	2016
Non-controlling interest percentage	10%	10%	10%	10%

Current assets	$94,760	$90,627	$25,023	$13,957
Current liabilities	160,725	166,230	1,058,732	1,011,786
	(65,965)	(75,603)	(1,033,709)	(997,829)
Non-current assets	138,416	125,628	131,245	95,527
Non-current liabilities	25,016	19,513	76,373	81,155
	113,400	106,115	54,872	14,372
Net assets/(liabilities)	47,435	30,512	(978,837)	(983,457)

Non-controlling interest	$(12,562)	$(10,870)	$78,587	$79,083
Summarized income statement

	Wassa		Bogoso/Prestea
	For the years ended December 31,		For the years ended December 31,
	2017	2016	2017	2016
Revenue	$156,908	$103,991	$138,295	$101,648
Net income/(loss) and comprehensive income/(loss)	16,924	(5,870)	4,619	(15,289)
Summarized cash flows

	Wassa		Bogoso/Prestea
	For the years ended December 31,		For the years ended December 31,
	2017	2016	2017	2016
Cash flows provided by/(used in) operating activities	27,486	16,757	3,505	(43,190)
Cash flows used in investing activities	(21,744)	(42,189)	(43,616)	(43,244)
Cash flows provided by financing activities	7,468	18,376	42,078	88,330